Note 19. Income Taxes (Detail) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 0
Deferred Tax Assets, Capital Loss Carryforwards	70,500,000
Deferred Tax Assets, Valuation Allowance	149,637,000	100,053,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	128,124,000	99,498,000
Tax Assets, Gross	545,400,000	332,800,000
Deferred Tax Assets, Gross	219,505,000	180,951,000
Deferred Tax Assets, Operating Loss Carryforwards	57,600,000	58,400,000
Operating Loss Carryforwards	178,700,000	181,300,000
Operating Loss Carryforwards, Subject to Expiration	178,700,000	181,300,000
Unrecognized Tax Benefits, Excluding Accrued Interest And Penalties	33,500,000	9,400,000
Unrecognized Tax Benefits Period Increase Decrease, Estimate, Next Fiscal Year	16,700,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1,900,000	2,800,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	21,100,000	9,300,000
Capital Loss Carryforward [Member]
Deferred Tax Assets, Valuation Allowance	57,600,000	41,100,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	12,900,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Deferred Tax Assets, Valuation Allowance	56,300,000	58,100,000
Investment Tax Credit Carryforward [Member]
Deferred Tax Assets, Valuation Allowance	35,400,000
Deferred Tax Assets, Gross	$ 84,600,000	$ 83,900,000